IMPAIRMENT OF ASSETS - Key assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key assumptions for determining the recoverable amount
Maturity period for an United States Treasury bond	20 years
Percentage of equity market risk premium	5.60%	5.40%	6.00%
Median historical capital structure	5 years
Cash flow forecasts for license and spectrum payments	5 years
Russia
Key assumptions for determining the recoverable amount
Discount rate (local currency)	9.10%	10.30%	10.60%
Average annual revenue growth rate during forecast period	1.40%	1.10%	1.90%
Terminal growth rate	1.60%	1.30%	1.00%
Average operating margin	34.70%	34.60%	36.40%
Average CAPEX excl licenses and ROU as a percentage of revenue	19.90%	19.80%	15.70%
Ukraine
Key assumptions for determining the recoverable amount
Discount rate (local currency)	14.60%	16.30%	17.10%
Average annual revenue growth rate during forecast period	5.60%	4.40%	3.90%
Terminal growth rate	3.20%	4.00%	2.00%
Average operating margin	59.90%	54.00%	49.90%
Average CAPEX excl licenses and ROU as a percentage of revenue	18.80%	16.30%	15.60%
Algeria
Key assumptions for determining the recoverable amount
Discount rate (local currency)	10.40%	11.10%	10.70%
Average annual revenue growth rate during forecast period	1.00%	0.70%	1.00%
Terminal growth rate	1.00%	0.90%	3.00%
Average operating margin	42.60%	44.00%	46.20%
Average CAPEX excl licenses and ROU as a percentage of revenue	12.50%	15.10%	14.80%
Pakistan
Key assumptions for determining the recoverable amount
Discount rate (local currency)	14.50%	14.40%	15.00%
Average annual revenue growth rate during forecast period	3.90%	3.50%	5.00%
Terminal growth rate	2.70%	4.00%	4.00%
Average operating margin	47.30%	47.90%	43.60%
Average CAPEX excl licenses and ROU as a percentage of revenue	17.20%	16.70%	15.30%
Bangladesh
Key assumptions for determining the recoverable amount
Discount rate (local currency)	11.40%	12.20%	12.70%
Average annual revenue growth rate during forecast period	3.20%	0.60%	5.00%
Terminal growth rate	3.30%	4.00%	4.60%
Average operating margin	36.00%	35.40%	38.70%
Average CAPEX excl licenses and ROU as a percentage of revenue	15.40%	14.90%	14.30%
Kazakhstan
Key assumptions for determining the recoverable amount
Discount rate (local currency)	9.20%	8.40%	10.80%
Average annual revenue growth rate during forecast period	5.30%	2.80%	3.20%
Terminal growth rate	3.30%	1.10%	2.40%
Average operating margin	49.90%	46.50%	44.50%
Average CAPEX excl licenses and ROU as a percentage of revenue	20.00%	17.70%	17.90%
Kyrgyzstan
Key assumptions for determining the recoverable amount
Discount rate (local currency)	14.10%	14.80%	15.50%
Average annual revenue growth rate during forecast period	1.60%	2.80%	(1.50%)
Terminal growth rate	5.00%	5.00%	3.50%
Average operating margin	31.40%	39.90%	42.00%
Average CAPEX excl licenses and ROU as a percentage of revenue	26.90%	17.20%	16.40%
Uzbekistan
Key assumptions for determining the recoverable amount
Discount rate (local currency)	14.50%	13.10%	15.30%
Average annual revenue growth rate during forecast period	4.10%	5.50%	6.90%
Terminal growth rate	6.00%	6.30%	6.50%
Average operating margin	51.40%	43.90%	42.90%
Average CAPEX excl licenses and ROU as a percentage of revenue	19.40%	16.20%	14.10%
Armenia
Key assumptions for determining the recoverable amount
Discount rate (local currency)	11.40%	12.50%	13.00%
Average annual revenue growth rate during forecast period	(1.00%)	0.20%	(1.00%)
Terminal growth rate	3.00%	0.80%	3.00%
Average operating margin	23.90%	23.60%	29.70%
Average CAPEX excl licenses and ROU as a percentage of revenue	23.00%	21.00%	19.60%
Georgia
Key assumptions for determining the recoverable amount
Discount rate (local currency)	9.60%	10.60%	11.00%
Average annual revenue growth rate during forecast period	3.60%	2.10%	5.60%
Terminal growth rate	3.00%	3.00%	1.00%
Average operating margin	28.90%	24.50%	25.20%
Average CAPEX excl licenses and ROU as a percentage of revenue	22.00%	23.80%	23.30%